Derivative Instruments and Hedging Activities	3 Months Ended
Jul. 02, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company markets its products in almost 100 countries and is exposed to fluctuations in foreign currency exchange rates on the earnings, cash flows and financial position of its international operations. Although this currency risk is partially mitigated by the natural hedge arising from the Company's local manufacturing in many markets, a strengthening U.S. dollar generally has a negative impact on the Company. In response to this fact, the Company uses financial instruments to hedge certain of its exposures and to manage the foreign exchange impact to its financial statements. At its inception, a derivative financial instrument used for hedging is designated as a fair value, cash flow or net equity hedge.
Fair value hedges are entered into with financial instruments such as forward contracts with the objective of limiting exposure to certain foreign exchange risks primarily associated with accounts receivable, accounts payable and non-permanent intercompany transactions. For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are recognized in current earnings. In assessing hedge effectiveness, the Company excludes forward points, which are considered by the Company to be a component of interest expense. The forward points on fair value hedges resulted in pretax gains of $2.4 million and $1.6 million in second quarters of 2011 and 2010, respectively, and pretax gains of $4.1 million and $2.5 million for the respective year-to-date periods.
The Company also uses derivative financial instruments to hedge foreign currency exposures resulting from certain forecasted purchases and classifies these as cash flow hedges. The Company generally enters into cash flow hedge contracts for periods ranging from three to twelve months. The effective portion of the gain or loss on the hedging instrument is recorded in other comprehensive loss and is reclassified into earnings as the transactions being hedged are recorded. As such, the balance at the end of each reporting period in other comprehensive loss will be reclassified into earnings within the next twelve months. The associated asset or liability on the open hedges is recorded in other current assets or accrued liabilities, as applicable. In assessing hedge effectiveness, the Company excludes forward points, which are included as a component of interest expense. Forward points on cash flow hedges resulted in pretax losses of $0.6 million and $0.5 million in the second quarters of 2011 and 2010, respectively, and in pretax losses of $1.2 million and $1.1 million for the respective year-to-date periods.
The Company also uses financial instruments, such as forward contracts, to hedge a portion of its net equity investment in international operations and classifies these as net equity hedges. Changes in the value of these derivative instruments, excluding any ineffective portion of the hedges, are included in foreign currency translation adjustments within accumulated other comprehensive income. The Company recorded a net (loss) gain associated with these hedges, in other comprehensive income, net of tax, of $(4.4) million and $2.1 million in the second quarter of 2011 and 2010, respectively, and net losses of $11.1 million and $0.1 million for the respective year-to-date periods. Due to the permanent nature of the investments, the Company does not anticipate reclassifying any portion of these amounts to the income statement in the next 12 months. In assessing hedge effectiveness, the Company excludes forward points, which are included as a component of interest expense. For the second quarters of 2011 and 2010, forward points on net equity hedges resulted in pretax losses of $2.8 million and $1.8 million, respectively, and they resulted in pretax losses of $5.4 million and $3.6 million for the respective year-to-date periods.
While the Company's net equity and fair value hedges of non-permanent intercompany balances mitigate its exposure to foreign exchange gains or losses, they result in an impact to operating cash flows as they are settled, whereas the hedged items do not generate offsetting cash flows. In the year-to-date period ending July 2, 2011, the cash flow impact of these currency hedges was an inflow of $3.2 million.
Following is a listing of the Company's outstanding derivative financial instruments at fair value as of July 2, 2011 and December 25, 2010. Related to the forward contracts, the “buy” amounts represent the U.S. dollar equivalent of commitments to purchase foreign currencies, and the “sell” amounts represent the U.S. dollar equivalent of commitments to sell foreign currencies, all translated at the period-end market exchange rates for the U.S. dollar. All forward contracts are hedging net investments in certain foreign subsidiaries, cross-currency intercompany loans that are not permanent in nature, cross-currency external payables and receivables or forecasted purchases. Some amounts are between two foreign currencies:

Forward Contracts	July 2, 2011		December 25, 2010
(in millions)	Buy	Sell	Buy	Sell
Euro	$84.1		$65.2
Indonesian rupiah	5.3		17.5
Malaysian ringgit	5.2			$0.3
Brazilian real	3.9		2.8
South African rand	3.3			1.2
New Zealand dollar	1.6		4.4
Mexican peso	0.6			0.2
U.S. dollar		$23.2	21.0
Japanese yen		20.3		11.9
Swiss franc		14.2		49.6
Turkish lira		8.8		11.9
Canadian dollar		5.4		9.6
Polish zloty		5.4		5.7
Argentine peso		3.9		7.6
British pound		3.9		3.3
Russian ruble		3.9		1.0
Australian dollar		3.6		5.5
Croatian kuna		2.8		2.6
Kazakhstan tenge		2.4		2.6
Thai baht		2.4		2.2
Norwegian krone		1.7		1.8
Ukraine hryvnia		1.5		1.3
South Korean won		1.4	12.5
Swedish krona		1.3		1.5
Czech koruna		1.2		1.6
Hungarian forint		0.5		1.9
Danish krone		0.4		—
Other currencies (net)	1.0			1.9
	$105.0	$108.2	$123.4	$125.2

In agreements to sell foreign currencies in exchange for U.S. dollars, for example, an appreciating dollar versus the opposing currency would generate a cash inflow for the Company at settlement, with the opposite result in agreements to buy foreign currencies for U.S. dollars. The above noted notional amounts change based upon changes in the Company's outstanding currency exposures.
Under the Old Credit Facility, which was terminated during the second quarter of 2011 in conjunction with the signing of the new Credit Agreement, there was a requirement that the Company keep at least 40 percent of total borrowings at a fixed interest rate through September 2012. In September 2007, the Company entered into four interest rate swap agreements with notional values totaling $325 million that expired in 2012. Under the terms of these swap agreements, the Company received a floating rate equal to the 3 month U.S. dollar LIBOR and paid a weighted average fixed rate of about 4.8 percent. In 2011 and 2010, through the date of termination, the interest rate under Old Credit Facility also included a spread of 62.5 basis points. As a result of the termination of the Old Credit Facility, the Company recorded $18.9 million in interest expense which was reclassified from other comprehensive loss as a result of the hedges under related interest rate swaps becoming ineffective.
During 2008, the Company entered into a forward interest rate agreement that swapped a portion of the Company's then outstanding LIBOR - based floating obligation into a fixed obligation for $100 million. The Company paid a weighted average rate of about 1.9 percent plus the spread under the Old Credit Facility. This agreement expired at the end of 2010.
The following tables summarize the Company's derivative positions and the impact they have on the Company's financial position as of July 2, 2011 and December 25, 2010:

	July 2, 2011
	Asset derivatives		Liability derivatives
Derivatives not designated as hedging instruments (in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Accrued liabilities	$14.3
Interest rate contracts	Long-term other assets, net	—	Other liabilities	3.6
Derivatives designated as hedging instruments (in millions)
Foreign exchange contracts	Non-trade amounts receivable	14.8	Accrued liabilities	17.6
Total derivatives instruments		$14.8		$35.5

	December 25, 2010
	Asset derivatives		Liability derivatives
Derivatives designated as hedging instruments (in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Other liabilities	$23.1
Foreign exchange contracts	Non-trade amounts receivable	16.1	Accrued liabilities	17.7
Total derivatives designated as hedging instruments		$16.1		$40.8

The following tables summarize the Company's derivative positions and the impact they had on the Company's results of operations and comprehensive income for the second quarter ended July 2, 2011 and June 26, 2010:

Derivatives designated as fair value hedges (in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives		Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
		2011	2010		2011	2010
Foreign exchange contracts	Other expense	$8.5	$(2.7)	Other expense	$(8.3)	$2.6

Derivatives designated as cash flow and net equity hedges (in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)		Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships	2011	2010		2011	2010		2011	2010
Interest rate contracts	$1.2	$0.1	Interest expense	$—	$—	Interest expense	$(18.9)	$0.1
Foreign exchange contracts	(0.4)	1.4	Cost of products sold and DS&A	(0.9)	0.1	Interest expense	(0.6)	(0.5)
Net equity hedging relationships
Foreign exchange contracts	(6.8)	3.3	Other expense	—	—	Interest expense	(2.8)	(1.8)

The following tables summarize the Company's derivative positions and the impact they had on the Company's results of operations and comprehensive income for the year-to-date periods ended July 2, 2011 and June 26, 2010:

Derivatives designated as fair value hedges (in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives		Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
		2011	2010		2011	2010
Foreign exchange contracts	Other expense	$20.8	$(3.0)	Other expense	$(20.6)	$2.9

Derivatives designated as cash flow and net equity hedges (in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)		Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships	2011	2010		2011	2010		2011	2010
Interest rate contracts	$4.1	$—	Interest expense	$—	$—	Interest expense	$(18.9)	$0.1
Foreign exchange contracts	(2.9)	0.3	Cost of products sold and DS&A	(1.6)	0.1	Interest expense	(1.2)	(1.1)
Net equity hedging relationships
Foreign exchange contracts	(17.3)	(0.2)	Other expense	—	—	Interest expense	(5.4)	(3.6)